Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	¥ 45,923	$ 6,500	¥ 43,519
Unamortized discount and debt issuance costs	(242)	(34)	(210)
Long-term Debt, Total	¥ 45,681	$ 6,466	¥ 43,309